RESTRUCTURING AND IMPAIRMENTS	9 Months Ended
Sep. 30, 2014
Restructuring And Impairment [Abstract]
Restructuring And Impairment

NOTE 10 – Impairments, restructuring and others:

Impairments, restructuring and others consisted of the following:

	Three months ended		Nine months ended
	September 30,		September 30,
	2014	2013	2014	2013

	U.S. $ in millions

Impairments of long-lived assets	$151	$131	$208	$195
Restructuring	30	33	166	97
Other (income) expense	(17)	2	(10)	36

Total	$164	$166	$364	$328

During the three months ended September 30, 2014, Teva received unfavorable phase 2 results with regards to the MDT-637 development project, which was acquired from MicroDose in the third quarter of 2013. As a result, an intangible asset of $102 million was fully impaired and its related provision for contingent liability for $90 million was released. The reversal of the contingent consideration is presented under the other expenses line item. Other impairments recorded in the period include a $29 million impairment expense to product rights in multiple locations and products, and a $20 million impairment expense related to fixed assets, based on management decisions regarding their expected use, which triggered a reassessment of fair value.